LICENSING AND COLLABORATION ARRANGEMENTS - Breakdown of licensing and collaboration revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Recognition in the year	¥ 39,891	$ 5,784	¥ 31,615	¥ 1,542,668
Reduction in the year	(314,181)	(45,552)
Revenues	(249,665)	(36,198)	40,115	1,542,668
AbbVie
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	(274,290)	(39,768)	31,615	¥ 1,542,668
Other partners
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues	¥ 24,625	$ 3,570	¥ 8,500